Exploration and Evaluation Assets - Arkansas Lithium Project (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Feb. 23, 2022	May 04, 2018 USD ($) facility	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
Financial Instruments and Financial Risk Management
Purchase of exploration and evaluation assets			$ 51,257	$ 4,493
Lanxess 1A evaluation costs			$ 12,740	$ 4,472
LANXESS southern Arkansas Facilities | LANXESS
Financial Instruments and Financial Risk Management
Number of facilities | facility		3
Purchase of exploration and evaluation assets		$ 6,000
South West Arkansas Project
Financial Instruments and Financial Risk Management
Proportion of ownership interest in subsidiary	100.00%
Project Company | the Project
Financial Instruments and Financial Risk Management
Proportion of ownership interest in joint venture	100.00%
LANXESS Corporation | Project Company | Forecast | Bottom of range
Financial Instruments and Financial Risk Management
Proportion of ownership interest in joint venture	30.00%
LANXESS Corporation | Project Company | Forecast | Top of range
Financial Instruments and Financial Risk Management
Proportion of ownership interest in joint venture	49.00%